Acquisition of the Oriental VIP Room (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Business Acquisition By Acquisition Income Loss
The following is a summary of revenues, expenses and net income of Oriental VIP Room since the effective acquisition date (July 1, 2013) included in the consolidated results of operations for the Company during the year ended December 31, 2013:

Revenues	$9,511,291
Expenses	(10,477,592)
Net Loss Attributable To Oriental VIP Room	$(966,301)

Business Acquisition, Pro Forma Information
The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Oriental VIP Room occurred on January 1, 2013.

Pro Forma
Consolidated
For the Year
Ended
December 31,
2013
Revenue	$242,775,634
Expenses	242,079,136
Pro Forma Net Income Attributable To Ordinary Shareholders	$696,498
Pro Forma Net Income Per Share
Basic	$0.01
Diluted	$0.01
Weighted average shares outstanding
Basic	53,030,405
Diluted	53,210,572

VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip
	Turnover Target
	For Base	Base Earnout	Base	Incremental
	Earnout	Cash	Earnout	Earnout
12 Month Period	Payments	Payments	Shares	Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000		*
June 30, 2015	$2,500,000,000	$13,000,000	625,000		*
June 30, 2016	$2,500,000,000	$13,000,000	625,000		*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Oriental VIP Room achieved the rolling chip target for 12 month periods ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

				Incremental
		Base Earnout	Incremental	Earnout
	Base Earnout	Shares	Earnout	Shares
Period ended	Cash Payments	Issued/Earned	Cash Payments	Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015	$13,000,000	625,000	$1,950,000	93,750

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:
Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2014	$36,528,269
Payment	(26,000,000)
Ordinary Shares Issued	(3,875,000)
Change in Fair Value of Contingent Consideration	34,741,232
Foreign Currency Translation Adjustment	9,525
Contingent Consideration as of December 31, 2014	$41,404,026
Payment	(14,950,000)
Ordinary Shares Issued	(1,645,938)
Change in Fair Value of Contingent Consideration	(24,807,965)
Foreign Currency Translation Adjustment	(123)
Contingent Consideration Payable as of December 31, 2015	$-